UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     December 31, 2008

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   47
Form 13F Information Table Value Total (Thousands):   $57,195

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adeona Pharmaceuticals         COM              00685T108       14    79364 SH       SOLE                                      79364
Alliance Data Systems Corporat COM              018581108     1142    24547 SH       SOLE                     9764             14783
Amdocs Ltd.                    COM              G02602103     1269    69356 SH       SOLE                    66500              2856
Arch Capital Group Ltd.        COM              G0450A105     4040    57633 SH       SOLE                    23833             33800
Aruba Networks Inc.            COM              043176106      124    48773 SH       SOLE                    48773
Athenahealth, Inc.             COM              04685W103      881    23418 SH       SOLE                    10744             12674
Atheros Communications, Inc.   COM              04743P108      212    14812 SH       SOLE                    12433              2379
Atmel Corp.                    COM              049513104       44    14000 SH       SOLE                                      14000
Cavium Networks, Inc.          COM              14965A101      508    48346 SH       SOLE                    32760             15586
Cbeyond, Inc.                  COM              149847105      482    30171 SH       SOLE                      900             29271
Centennial Communication Corp. COM              15133V208     3429   425466 SH       SOLE                   173729            251737
Cisco Systems, Inc.            COM              17275R102      464    28461 SH       SOLE                    28461
Citrix Systems, Inc.           COM              177376100      292    12402 SH       SOLE                    11398              1004
CommVault Systems, Inc.        COM              204166102     1060    79078 SH       SOLE                    74078              5000
Concho Resources Inc.          COM              20605P101     1102    48299 SH       SOLE                    47786               513
Constant Contact, Inc.         COM              210313102      288    21744 SH       SOLE                    21744
EBay, Inc.                     COM              278642103      610    43730 SH       SOLE                    31800             11930
EHealth, Inc.                  COM              28238P109     1333   100391 SH       SOLE                    47798             52593
Ecotality, Inc.                COM              27922Y103      129  4309026 SH       SOLE                  4309026
Energy Transfer Equity LP      COM              29273V100     5475   337756 SH       SOLE                   337756
GeoMet, Inc.                   COM              37250U201       34    19984 SH       SOLE                    19984
Google, Inc. - Cl A            COM              38259P508    14366    46695 SH       SOLE                    39526              7169
H&E Equipment Services, Inc.   COM              404030108      317    41098 SH       SOLE                    41098
HewlettPackard                 COM              428236103      469    12929 SH       SOLE                                      12929
Keryx Biopharmaceuticals, Inc. COM              492515101        7    33200 SH       SOLE                                      33200
Linear Technology Corp.        COM              535678106     1115    50400 SH       SOLE                    21400             29000
MedAssets Inc.                 COM              584045108     1490   102025 SH       SOLE                    12735             89290
Mellanox Technologies Ltd.     COM              M51363113      772    98263 SH       SOLE                    78333             19930
MetroPCS Communications        COM              591708102     9477   638176 SH       SOLE                    91274            546902
Microsoft Corp.                COM              594918104      214    11000 SH       SOLE                                      11000
Monotype Imaging Holdings Inc. COM              61022P100      113    19564 SH       SOLE                    14655              4909
Netezza Corporation            COM              64111N101      107    16726 SH       SOLE                     8062              8664
Neutral Tandem, Inc.           COM              64128B108      611    37669 SH       SOLE                     2736             34933
Northstar Neuroscience, Inc.   COM              66704V101       50    41449 SH       SOLE                    41449
PROS Holdings, Inc.            COM              74346Y103       65    11346 SH       SOLE                     7564              3782
Positron Corp.                 COM              737397125       61  1785750 SH       SOLE                                    1785750
SAVVIS, Inc.                   COM              805423308      499    72398 SH       SOLE                    23690             48708
Salesforce.com, Inc.           COM              79466L302      683    21351 SH       SOLE                    17400              3951
Shutterfly, Inc.               COM              82568P304      278    39776 SH       SOLE                    21716             18060
Skyepharma Plc. 	       COM              830808101       32    17587 SH       SOLE                                      17587
Somaxon Pharmaceuticals, Inc.  COM              834453102       34    24707 SH       SOLE                    24707
SuperGen, Inc.                 COM              868059106       96    50009 SH       SOLE                                      50009
Tempur-Pedic International Inc COM              88023U101      414    58395 SH       SOLE                    43420             14975
Universal American Corporation COM              913377107     1647   186745 SH       SOLE                    22433            164312
VNUS Medical Technologies, Inc COM              928566108      311    19155 SH       SOLE                    11148              8007
VanceInfo Technologies, Inc. - COM              921564100       72    15055 SH       SOLE                    13830              1225
YaHoo!, Inc.                   COM              984332106      963    78920 SH       SOLE                    72920              6000